Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2018		December 31, 2017
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	209,761	209,761	250,294	250,294
Derivative instruments (note 8)
Interest rate swap agreements	Level 2	(76,514)	(76,514)	(168,247)	(168,247)
Cross currency swap agreements	Level 2	(3,909)	(3,909)	(44,006)	(44,006)
Foreign currency forward contracts	Level 2	(1,568)	(1,568)	(357)	(357)

Other:
Long-term debt - public (note 6)	Level 1	(332,585)	(333,805)	(666,427)	(671,635)
Long-term debt - non-public (note 6)	Level 2	(2,857,256)	(2,893,206)	(2,457,301)	(2,475,946)
Due to affiliates - long term (note 7g)	Level 2	(125,000)	(121,981)	(163,037)	(210,089)

Summary of Partnership's Financing Receivables
The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	September 30, 2018	December 31, 2017
			$	$
Direct financing leases	Payment activity	Performing	12,618	17,207